ETFMG Breakwave Sea Decarbonization Tech ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Canada - 7.7%
Chemicals - 3.8%
Methanex Corp.	1,728	$94,280
Electrical Equipment - 3.9% (d)
Ballard Power Systems, Inc. (a)(b)	8,277	96,344
Total Canada		190,624

Denmark - 2.3%
Construction & Engineering - 0.7%
Cadeler A/S (a)	4,801	18,432
Electric Utilities - 0.8%
Orsted A/S (e)	159	20,080
Electrical Equipment - 0.8% (d)
Vestas Wind Systems A/S	630	18,715
Total Denmark		57,227

Finland - 7.6%
Machinery - 7.6%
Cargotec OYJ - Class B	2,493	95,258
Valmet OYJ	553	17,258
Wartsila OYJ ABP	8,490	78,011
Total Machinery		190,527

France - 9.6%
Electrical Equipment - 3.6% (d)
Nexans SA	972	91,453
Machinery - 0.9%
McPhy Energy SA (a)	1,059	22,259
Oil, Gas & Consumable Fuels - 4.3%
Gaztransport Et Technigaz SA	955	107,232
Professional Services - 0.8%
Bureau Veritas SA	671	19,255
Total France		240,199

Germany - 1.5%
Electrical Equipment - 0.8% (d)
Siemens Energy AG	847	19,415
Transportation Infrastructure - 0.7%
Hamburger Hafen und Logistik AG	975	17,419
Total Germany		36,834

Luxembourg - 4.9%
Electrical Equipment - 4.9% (d)
FREYR Battery SA (a)(b)	9,947	121,950

Marshall Islands - 0.8%
Marine - 0.8%
Eneti, Inc.	3,275	20,796

Netherlands - 10.6%
Chemicals - 5.3%
Akzo Nobel NV	208	17,999
OCI NV (a)	3,202	113,634
Total Chemicals		131,633
Energy Equipment & Services - 4.6%
Technip Energies NV	9,314	113,855
Oil, Gas & Consumable Fuels - 0.7%
Koninklijke Vopak NV	516	16,765
Total Netherlands		262,253

Norway - 24.2%
Aerospace & Defense - 3.8%
Kongsberg Gruppen ASA	2,400	95,686
Chemicals - 3.6%
Yara International ASA	1,802	90,470
Commercial Services & Supplies - 6.6%
Aker Horizons Holding ASA (a)	45,972	118,274
Quantafuel ASA (a)	9,781	22,975
Vow ASA (a)	8,964	23,541
Total Commercial Services & Supplies		164,790

Diversified Financial Services - 0.8%
Saga Pure ASA	53,331	18,718
Electrical Equipment - 3.6% (d)
NEL ASA (a)(b)	52,426	89,026
Energy Equipment & Services - 0.8%
Aker Solutions ASA	5,612	19,436
Machinery - 4.2%
Hexagon Composites ASA (a)	29,056	105,149
Marine - 0.8%
Wallenius Wilhelmsen ASA	2,788	20,553
Total Norway		603,828

Sweden - 7.8%
Electrical Equipment - 3.9% (d)
PowerCell Sweden AB (a)	4,966	98,582
Machinery - 3.9%
Alfa Laval AB	2,805	97,046
Total Sweden		195,628

United Kingdom - 9.3%
Aerospace & Defense - 1.5%
Babcock International Group PLC (a)	4,201	17,908
Rolls-Royce Holdings PLC (a)	14,451	19,192
Total Aerospace & Defense		37,100
Electrical Equipment - 7.8% (d)
Ceres Power Holdings PLC (a)	10,177	98,663
ITM Power PLC (a)	20,786	96,880
Total Electrical Equipment		195,543
Total United Kingdom		232,643

United States - 13.3%
Construction & Engineering - 1.6%
Great Lakes Dredge & Dock Corp. (a)	1,303	18,281
Matrix Service Co. (a)	2,708	22,260
Total Construction & Engineering		40,541
Electrical Equipment - 1.5% (d)
Advent Technologies Holdings, Inc. (a)	7,241	16,799
Bloom Energy Corp. - Class A (a)(b)	844	20,383
Total Electrical Equipment		37,182
Machinery - 4.9%
Chart Industries, Inc. (a)(b)	609	104,608
Cummins, Inc.	91	18,665
Total Machinery		123,273
Oil, Gas & Consumable Fuels - 5.3%
New Fortress Energy, Inc. (b)	2,666	113,599
World Fuel Services Corp. (b)	682	18,441
Total Oil, Gas & Consumable Fuels		132,040
Total United States		333,036
TOTAL COMMON STOCKS (Cost $2,479,389)		2,485,545

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (c)	413,435	413,435
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $413,435)		413,435

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.18% (c)	6,660	6,660
TOTAL SHORT-TERM INVESTMENTS (Cost $6,660)		6,660

Total Investments (Cost $2,899,484) - 116.4%		2,905,640
Liabilities in Excess of Other Assets - (16.4)%		(410,397)
TOTAL NET ASSETS - 100.0%		$2,495,243

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2022 the Fund had a significant portion of its assets in the Electrical Equipment Industry.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified insitutional buyers. At March 31, 2022, the market value of these securities total $20,080, which represents 0.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of significant accounting policies consistently followed by the Fund.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund's investments in securities, at fair value, as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,485,545	$-	$-	$2,485,545
Short-Term Investments	6,660	-	-	6,660
Investments Purchased with Securities Lending Collateral*	-	-	-	413,435
Total Investments in Securities	$2,492,205	$-	$-	$2,905,640

^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.